MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES (Disposition of DragonWave Limited) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent receivable	$ 13,843
Loss on sale of assets	(2,827)
Dragon Wave Networks Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Recorded discounted liability relating to payment of future obligations	1,011
Maximum potential liability relating to payment of future obligations	1,328
Additional potential receivables based on business performance	5,271
Contingent receivable	583
Net book value	$ 2,399